Segment revenue and expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of geographical information

Geographical information	Revenue from external customers[1]
	2025	2024	2023
	US$m	US$m	US$m
Asia Pacific	7,335	8,445	9,823
Americas	2,241	2,462	2,564
Europe	3,122	2,272	1,607
Other	286	—	—
Consolidated	12,984	13,179	13,994
1.Revenue is attributable to geographic location based on the location of the customers.

Summary of segment assets and liabilities	For the year ended 31 December 2025

	Australia	International	Marketing	Corporate	Consolidated
	2025	2025	2025	2025	2025
	US$m	US$m	US$m	US$m	US$m
Liquified natural gas	4,800	-	1,160	-	5,960
Pipeline gas	1,160	164	-	-	1,324
Crude oil and condensate	1,313	3,872	72	-	5,257
Natural gas liquids	171	33	37	-	241
Revenue from sale of hydrocarbons	7,444	4,069	1,269	-	12,782
Intersegment revenue[1]	(120)	-	120	-	-
Processing and services revenue	177	-	-	-	177
Shipping and other revenue	-	-	25	-	25
Other revenue	57	-	145	-	202
Operating revenue[2]	7,501	4,069	1,414	-	12,984
Production costs	(1,030)	(523)	-	-	(1,553)
Royalties, excise and levies	(251)	(50)	-	-	(301)
Insurance	(37)	(19)	-	(23)	(79)
Inventory movement	44	(11)	-	-	33
Costs of production	(1,274)	(603)	-	(23)	(1,900)
Property, plant and equipment depreciation	(2,405)	(2,570)	-	(68)	(5,043)
Shipping and direct sales costs	(75)	(87)	(103)	-	(265)
Trading costs[3]	(217)	-	(928)	-	(1,145)
Other hydrocarbon costs	(29)	-	-	-	(29)
Other	(22)	(44)	-	-	(66)
Other cost of sales	(343)	(131)	(1,031)	-	(1,505)
Cost of sales	(4,022)	(3,304)	(1,031)	(91)	(8,448)
Gross profit/(loss)	3,479	765	383	(91)	4,536
Other income[4]	207	364	18	359	948
Exploration and evaluation expenditure[5]	(34)	(145)	-	-	(179)
Amortisation of permit acquisitions	-	(5)	-	-	(5)
Write-offs	-	(4)	-	-	(4)
Exploration and evaluation	(34)	(154)	-	-	(188)
General, administration and other costs	(62)	(67)	(3)	(350)	(482)
Amortisation of intangible assets	-	-	-	(22)	(22)
Depreciation of lease assets	(33)	(16)	(78)	(48)	(175)
Restoration movement[6]	(379)	34	-	5	(340)
Other[7]	(60)	(90)	(12)	(83)	(245)
Other costs	(534)	(139)	(93)	(498)	(1,264)
Other expenses	(568)	(293)	(93)	(498)	(1,452)
Impairment losses	-	-	-	(143)	(143)
Profit/(loss) before tax and net finance costs	3,118	836	308	(373)	3,889
1.Intersegment revenue comprises the incremental income net of all associated expenses generated by the Marketing segment’s optimisation of the oil and gas portfolio. The value is incremental income net of incremental costs.
2.Operating revenue includes revenue from contracts with customers of $12,959 million and sub-lease income of $25 million disclosed within shipping and other revenue.
3.In 2025 traded LNG and condensate purchased from Australia operations Joint Venture Partners have been presented in the Australia segment with the corresponding trading revenue presented in the Australia segment, whereas in 2024 this was presented in the Marketing segment.
4.Includes a $137 million unrealised fair value gain on embedded derivatives, $204 million of net gains on hedging activities, fees and recoveries and other income not associated with the ongoing operations of the business. The International segment includes $161 million from the gain on the sale of the Greater Angostura assets to Perenco.
5.Includes seismic and general permit activities and other exploration costs. Exploration and evaluation expenditure includes $17 million of evaluation expenditure.
6.Includes updated closure cost estimates and economic assumptions at closed sites.
7.Includes items not associated with the ongoing operations of the business including foreign exchange losses.
For the year ended 31 December 2024

	Australia	International	Marketing	Corporate	Consolidated
	2024	2024	2024	2024	2024
	US$m	US$m	US$m	US$m	US$m
Liquified natural gas	5,361	-	1,040	-	6,401
Pipeline gas	1,119	230	-	-	1,349
Crude oil and condensate	1,668	3,143	76	-	4,887
Natural gas liquids	196	39	71	-	306
Revenue from sale of hydrocarbons	8,344	3,412	1,187	-	12,943
Intersegment revenue[1]	(23)	(7)	30	-	-
Processing and services revenue	220	-	-	-	220
Shipping and other revenue	-	-	16	-	16
Other revenue	197	(7)	46	-	236
Operating revenue[2]	8,541	3,405	1,233	-	13,179
Production costs	(1,051)	(528)	-	-	(1,579)
Royalties, excise and levies	(349)	(23)	-	-	(372)
Insurance	(27)	(9)	-	11	(25)
Inventory movement	55	29	-	-	84
Costs of production	(1,372)	(531)	-	11	(1,892)
Property, plant and equipment depreciation	(2,621)	(1,848)	-	(54)	(4,523)
Shipping and direct sales costs	(89)	(86)	(130)	-	(305)
Trading costs	(4)	-	(691)	-	(695)
Other hydrocarbon costs	(51)	-	-	-	(51)
Other	(22)	(7)	-	(6)	(35)
Other cost of sales	(166)	(93)	(821)	(6)	(1,086)
Cost of sales	(4,159)	(2,472)	(821)	(49)	(7,501)
Gross profit/(loss)	4,382	933	412	(49)	5,678
Other income[3]	568	50	23	(17)	624
Exploration and evaluation expenditure[4]	(44)	(276)	-	-	(320)
Amortisation of permit acquisitions	-	(8)	-	-	(8)
Write-offs	(3)	(6)	-	-	(9)
Exploration and evaluation	(47)	(290)	-	-	(337)
General, administration and other costs	-	-	-	(445)	(445)
Amortisation of intangible assets	-	-	-	(21)	(21)
Depreciation of lease assets	(58)	(1)	(101)	(50)	(210)
Restoration movement	(176)	6	-	(29)	(199)
Other[5]	(55)	(97)	93	(517)	(576)
Other costs	(289)	(92)	(8)	(1,062)	(1,451)
Other expenses	(336)	(382)	(8)	(1,062)	(1,788)
Impairment losses	-	-	-	-	-
Profit/(loss) before tax and net finance costs	4,614	601	427	(1,128)	4,514
1.Intersegment revenue comprises the incremental income net of all associated expenses generated by the Marketing segment’s optimisation of the oil and gas portfolio. The value is incremental income net of incremental costs.
2.Operating revenue includes revenue from contracts with customers of $13,163 million and sub-lease income of $16 million disclosed within shipping and other revenue.
3.Includes fees and recoveries and other income not associated with the ongoing operations of the business. The Australia segment includes $209 million from the gain on the sell-down of Scarborough to LNG Japan and JERA.
4.Includes seismic and general permit activities and other exploration costs. Exploration and evaluation expenditure includes $15 million of evaluation expenditure.
5.Includes gains and losses on hedging activities, a $314 million fair value loss on embedded derivatives and other expenses not associated with the ongoing operations of the business.
For the year ended 31 December 2023

	Australia	International	Marketing	Corporate	Consolidated
	2023	2023	2023	2023	2023
	US$m	US$m	US$m	US$m	US$m
Liquified natural gas	6,867	-	1,298	-	8,165
Pipeline gas	1,088	286	-	-	1,374
Crude oil and condensate	1,611	2,246	124	-	3,981
Natural gas liquids	218	32	31	-	281
Revenue from sale of hydrocarbons	9,784	2,564	1,453	-	13,801
Intersegment revenue[1]	(166)	(15)	181	-	-
Processing and services revenue	184	-	-	-	184
Shipping and other revenue	-	-	9	-	9
Other revenue	18	(15)	190	-	193
Operating revenue[2]	9,802	2,549	1,643	-	13,994
Production costs	(1,173)	(389)	-	-	(1,562)
Royalties, excise and levies	(462)	(41)	-	-	(503)
Insurance	(41)	(11)	-	(8)	(60)
Inventory movement	(40)	3	-	-	(37)
Costs of production	(1,716)	(438)	-	(8)	(2,162)
Property, plant and equipment depreciation	(2,754)	(1,168)	-	(34)	(3,956)
Shipping and direct sales costs	(164)	(83)	(54)	(18)	(319)
Trading costs	(12)	-	(1,056)	-	(1,068)
Other hydrocarbon costs	(7)	-	-	-	(7)
Other	(7)	-	-	-	(7)
Other cost of sales	(190)	(83)	(1,110)	(18)	(1,401)
Cost of sales	(4,660)	(1,689)	(1,110)	(60)	(7,519)
Gross profit/(loss)	5,142	860	533	(60)	6,475
Other income[3]	160	54	26	82	322
Exploration and evaluation expenditure[4]	(24)	(253)	-	(2)	(279)
Amortisation of permit acquisitions	-	(4)	-	-	(4)
Write-offs	(31)	(46)	-	-	(77)
Exploration and evaluation	(55)	(303)	-	(2)	(360)
General, administration and other costs	-	-	-	(453)	(453)
Amortisation of intangible assets	-	-	-	(2)	(2)
Depreciation of lease assets	(50)	(14)	(75)	(40)	(179)
Restoration movement	(125)	(22)	-	-	(147)
Other[5]	(51)	-	(109)	(272)	(432)
Other costs	(226)	(36)	(184)	(767)	(1,213)
Other expenses	(281)	(339)	(184)	(769)	(1,573)
Impairment losses	(534)	(1,383)	-	-	(1,917)
Profit/(loss) before tax and net finance costs	4,487	(808)	375	(747)	3,307
1.Intersegment revenue comprises the incremental income net of all associated expenses generated by the Marketing segment’s optimisation of the oil and gas portfolio. The value is incremental income net of incremental costs.
2.Operating revenue includes revenue from contracts with customers of $13,985 million and sub-lease income of $9 million disclosed within shipping and other revenue.
3.Includes fees and recoveries, foreign exchange gains and other income not associated with the ongoing operations of the business.
4.Includes seismic and general permit activities and other exploration costs. Exploration and evaluation expenditure includes $30 million of evaluation expenditure.
5.Includes losses on hedging activities, a $35 million fair value loss on embedded derivatives and other expenses not associated with the ongoing operations of the business.